Condensed Consolidated Statements of Convertible Preferred Shares and Shareholders' (Deficit) Equity (Parenthetical) (Details) $ in Thousands	3 Months Ended
Jun. 30, 2019 USD ($)
Statement Of Stockholders Equity [Abstract]
Issuance of ADSs in follow-on offering, issuance costs	$ 620